Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following brief description of the Omnicom Group Retirement Savings Plan, or the Plan, provides only general information. Participants should refer to the Summary Plan Description, or SPD, or the Plan document for a more complete description of the Plan’s provisions. In the event of any conflict between the SPD and the Plan document, the Plan document will control.
General
The Plan is a defined contribution retirement plan covering all eligible employees of participating companies of Omnicom Group Inc., or the Company, and the Company is the sponsor of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, or ERISA, and to the provisions of the Internal Revenue Code of 1986, as amended, or the Code, as it pertains to plans intended to qualify under Section 401(a) of the Code. The Administrative Committee, or the Committee, comprised of persons appointed by the Company’s Board of Directors, or its delegate, administers the Plan and is responsible for resolving all questions that may arise under the Plan. The Plan’s assets are held in trust with Fidelity Management Trust Company, or the Trustee, and an affiliate of the Trustee performs the recordkeeping services for the Plan.
Eligibility and Plan Entry Dates
For the 401(k) and matching contribution features of the Plan, eligible employees of participating companies can enroll in the Plan as soon as administratively practicable following employment.
Contributions
Each year, participants may contribute from 1% to 70% of their eligible compensation as either the pre-tax 401(k) or Roth after-tax 401(k) contributions, or a combination of both, up to the maximum allowed under the Code. Participants who are age 50 or older during the Plan year are eligible to contribute additional pre-tax or Roth after-tax catch-up contributions. The Plan accepts rollover contributions from other employers’ qualified plans and from conduit Individual Retirement Accounts.
Each participating company may make discretionary matching contributions, or Employer Contributions, to the Plan each year on behalf of its eligible employees. Participants are generally eligible to receive Employer Contributions, if any, if they are active employees on the last day of the Plan year and are credited with at least 1,000 hours of service during the Plan year. Employer Contributions, if any, are deposited and allocated to the accounts of eligible participants after each Plan year-end. With respect to the 2024 Plan year, the discretionary Employer Contributions were considerably less than 2025 and prior years.
Participant Accounts
Participants direct the investment of their accounts into various investment options offered by the Plan. Each participant’s account is credited with the participant’s contributions, allocations of discretionary Employer Contributions, and investment income or losses, which consists of interest, dividends, and the net realized and unrealized investment gains and losses, less administrative expenses, for the investment option in which that account is invested. The benefit to which a participant is entitled is the participant’s vested account balance.
The investment option that allows participants to invest in Omnicom Group Inc. common stock, or Company Stock, has been designated as an Employee Stock Ownership Plan, or ESOP. Participants may elect to receive any dividends paid on their vested shares held in the ESOP as a cash payment instead of being reinvested in the Plan.
Vesting
Participants vest in any employer matching contributions according to the following schedule, as adopted by each participating company:

0%	for less than 2 years,
40%	for 2 years but less than 3 years,
100%	for 3 years or more; or,
Participants vest in prior employer profit sharing contributions according to the following schedule:

0%	for less than 2 years,
20%	for 2 years but less than 3 years,
50%	for 3 years but less than 4 years,
70%	for 4 years but less than 5 years,
100%	for 5 years or more.
In addition, the Plan maintains certain more favorable vesting schedules, which were grandfathered for eligible participants when retirement plans separately sponsored by subsidiaries of the Company were merged into the Plan.
Forfeitures
Forfeited non-vested account balances are used to reduce Employer Contributions. Forfeitures of $5.2 million and $8.9 million were used to reduce Employer Contributions at December 31, 2025 and 2024, respectively. The Employer Contribution receivable at December 31, 2025 and 2024 reflects the reduction of the forfeitures for those years.
Benefit Payments
Upon termination of employment, retirement, disability or death, participants, or their beneficiaries, may elect to receive the vested portion of their account in the form of a direct rollover, a lump-sum distribution, partial lump-sum distributions, or annual installment payments for up to 20 years. Terminated participants may defer payment of their account until they are required to receive a distribution in accordance with the Code. The Plan provides that accounts of terminated participants are distributed if their vested balance is $7,000 or less. The Plan also allows hardships withdrawals, if certain conditions are met, and has an in-service withdrawal provision for employees who are age 59 ½ or older.
Notes Receivable from Participants
Generally, participants who are active employees may borrow from their accounts a minimum amount of $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. Loans are secured by the balance in the participant’s account and bear interest at 1% above the prime rate in effect at the time the loan was initiated. Interest rates for outstanding loans range from 4.25% to 9.50% at December 31, 2025 and 4.25% to 9.50% at December 31, 2024. Principal and interest are generally repaid through payroll deductions. General purpose loans must be repaid within five years and loans granted for principal residences must be repaid within 15 years. However, loans granted for principal residences that were transferred from merged plans may have longer maturity dates.
Investment Option Changes
The Committee periodically reviews the Plan's investment options and may change the investment options available to the participants. Effective December 6, 2024, the Fidelity Freedom Blend 2070 Commingled Pool Class T was added as an investment option, and two investment options, the Fidelity 500 Index Fund and the Fidelity Contrafund Commingled Pool Class D were replaced with similar investment options, the Spartan 500 Index Pool Class D and the Fidelity Contrafund Commingled Pool Class F. There were no fund changes for the 2025 Plan year.
Administrative Expenses
Expenses arising from participants’ individual investment elections or transactions, including loan set up fees, are paid directly by the participant. Participants with balances of $1,000 or more are charged a recordkeeping fee of $34 per year and an administrative fee of $12 per year. Direct participant expenses, recordkeeping fees and administrative fees are included in administrative expenses in the Statement of Changes in Net Assets Available for Benefits.
Assets Transferred into Plan
In 2025, one separate retirement plan sponsored by subsidiaries of the Company, the P5 Strategies, LLC 401(k) Profit Sharing Plan was merged into the Plan and assets of approximately $21.6 million were transferred into the Plan. In 2024, two separate retirement plans sponsored by subsidiaries of the Company, the TPN Holdings LLC 401(k) Plan and a portion of the assets of the Insperity 401(k) Plan attributable to the employees of Ptarmigan Media Inc. were merged into the Plan and assets of approximately $42.7 million were transferred into the Plan.